Consolidated Statements of Changes in Equity - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings Unrestricted [Member]	Retained Earnings Statutory Reserve [Member]	Accumulated Other Comprehensive Income [Member]	Total
Balance at Mar. 31, 2019	$ 25,346	$ 61,050	$ (2,250,770)	$ 21,779	$ (34,955)	$ (2,177,550)
Balance, shares at Mar. 31, 2019	25,346,004
Transfer to Statutory reserve			(1,735)	1,735
Foreign currency translation					91,443	91,443
Net loss for the year			(980,617)			(980,617)
Balance at Mar. 31, 2020	$ 25,346	61,050	(3,233,122)	23,514	56,488	(3,066,724)
Balance, shares at Mar. 31, 2020	25,346,004
Issuance of common stocks for cash	$ 1,347	6,733,653				6,735,000
Issuance of common stocks for cash, shares	1,347,000
Appropriation of Statutory reserve and release of Statutory Reserve with disposition of subsidiaries		20,630	(10,937)	(9,693)
Foreign currency translation					(159,605)	(159,605)
Net loss for the year			(3,590,169)			(3,590,169)
Balance at Mar. 31, 2021	$ 26,693	$ 6,815,333	$ (6,834,228)	$ 13,821	$ (103,117)	$ (81,498)
Balance, shares at Mar. 31, 2021	26,693,004